Note 13 - Net Foreign Exchange Gain (Details Textual)							12 Months Ended
	Feb. 01, 2023	Jul. 01, 2021 oz kg	Jan. 08, 2021	May 26, 2020	Nov. 12, 2018	Oct. 01, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 20, 2019
Statement Line Items [Line Items]
Closing foreign exchange rate							684.33	108.67	81.79	2.5
Foreign currency allocation, percentage			60.00%	70.00%	55.00%	30.00%	72.70%
Foreign currency allocation, incremental revenue, percentage		100.00%
Baseline level of production per month (Kilogram) | kg		148.38
Production per annum (Ounce) | oz		57,000
Abnormally large changes in asset prices or foreign exchange rates [member]
Statement Line Items [Line Items]
Foreign currency allocation, percentage	75.00%